CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Cash Flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 40,381	250,553	29,170	92,499	$ (4,307)	(26,721)	7,387	38
Net cash generated from (used in) investing activities	(63,782)	(395,744)	51,965	(124,869)	(47,270)	(293,289)	(116,035)	511
Net cash generated from financing activities	13,687	84,922	436,440	(5)	6,820	42,315	479,896	2,302
Effect of exchange rate changes on cash and cash equivalents	243	1,507	(4,812)		243	1,507	(4,812)
Net increase (decrease) in cash and cash equivalents	(9,471)	(58,762)	512,763	(32,375)	(44,514)	(276,188)	366,436	2,851
Cash and cash equivalents at beginning of the year	87,728	544,318	31,555	63,930	59,623	369,936	3,500	649
Cash and cash equivalents at end of the year	$ 78,257	485,556	544,318	31,555	$ 15,109	93,748	369,936	3,500